AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 67.7%
Information Technology – 14.8%
Communications Equipment – 0.6%
Cisco Systems, Inc./Delaware	77,321	$4,208,582
F5 Networks, Inc.(a)	27,170	5,400,853

		9,609,435

IT Services – 2.2%
International Business Machines Corp.	25,417	3,531,184
PayPal Holdings, Inc.(a)	27,948	7,272,349
Stripe, Inc.(b) (c)	24,598	974,942
Visa, Inc. - Class A	90,966	20,262,676

		32,041,151

Semiconductors & Semiconductor Equipment – 3.7%
Advanced Micro Devices, Inc.(a)	121,123	12,463,557
Broadcom, Inc.	19,808	9,605,493
Intel Corp.	92,837	4,946,355
NVIDIA Corp.	37,728	7,815,732
NXP Semiconductors NV	51,871	10,159,973
QUALCOMM, Inc.	74,867	9,656,346

		54,647,456

Software – 4.9%
Adobe, Inc.(a)	9,004	5,183,783
Clearwater Analytics Holdings, Inc.(a)	17,401	445,640
Microsoft Corp.	180,049	50,759,414
Oracle Corp.	101,464	8,840,558
salesforce.com, Inc.(a)	24,955	6,768,295

		71,997,690

Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	359,459	50,863,449

		219,159,181

Financials – 10.5%
Banks – 4.5%
Fifth Third Bancorp	430,650	18,276,786
JPMorgan Chase & Co.	117,345	19,208,203
PNC Financial Services Group, Inc. (The)	88,417	17,297,902
Wells Fargo & Co.	246,557	11,442,710

		66,225,601

Capital Markets – 3.2%
Apollo Global Management, Inc.(d)	17,119	1,054,359
Charles Schwab Corp. (The)	144,565	10,530,115
Goldman Sachs Group, Inc. (The)	80,536	30,445,024
Jefferies Financial Group, Inc.	139,583	5,182,717

		47,212,215

Diversified Financial Services – 2.6%
Berkshire Hathaway, Inc. - Class B(a)	142,378	38,860,652

Company	Shares	U.S. $ Value

Insurance – 0.2%
Arch Capital Group Ltd.(a)	66,935	$2,555,578

		154,854,046

Industrials – 8.7%
Aerospace & Defense – 1.9%
Howmet Aerospace, Inc.	132,407	4,131,098
Northrop Grumman Corp.	17,274	6,221,231
Raytheon Technologies Corp.	211,423	18,173,921

		28,526,250

Commercial Services & Supplies – 0.4%
Republic Services, Inc. - Class A	51,590	6,193,895

Industrial Conglomerates – 1.9%
Honeywell International, Inc.	128,349	27,245,926

Professional Services – 1.1%
Jacobs Engineering Group, Inc.	75,253	9,973,280
KBR, Inc.	135,914	5,355,012

		15,328,292

Road & Rail – 3.4%
Canadian National Railway Co.	55,033	6,364,566
Norfolk Southern Corp.	109,982	26,313,194
Union Pacific Corp.	92,168	18,065,850

		50,743,610

		128,037,973

Communication Services – 8.6%
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	246,215	6,650,267
Comcast Corp. - Class A	327,224	18,301,638

		24,951,905

Entertainment – 2.4%
Activision Blizzard, Inc.	56,692	4,387,394
Epic Games, Inc.(b) (c)	16,766	14,830,617
Netflix, Inc.(a)	12,455	7,601,785
Walt Disney Co. (The)(a)	54,885	9,284,895

		36,104,691

Interactive Media & Services – 4.2%
Alphabet, Inc. - Class A(a)	13,478	36,033,703
Facebook, Inc. - Class A(a)	74,841	25,400,287

		61,433,990

Media – 0.3%
Discovery, Inc. - Class C(a)	66,497	1,613,882
ViacomCBS, Inc. - Class B	65,403	2,584,073

		4,197,955

		126,688,541

Company	Shares	U.S. $ Value

Health Care – 7.8%
Biotechnology – 0.1%
Vertex Pharmaceuticals, Inc.(a)	7,394	$1,341,198

Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	107,611	12,712,087
Danaher Corp.	28,359	8,633,614
Zimmer Biomet Holdings, Inc.	21,216	3,105,174

		24,450,875

Health Care Providers & Services – 2.1%
Humana, Inc.	13,527	5,264,032
Quest Diagnostics, Inc.	31,472	4,573,196
UnitedHealth Group, Inc.	53,631	20,955,777

		30,793,005

Life Sciences Tools & Services – 1.1%
IQVIA Holdings, Inc.(a)	46,503	11,139,329
Thermo Fisher Scientific, Inc.	10,197	5,825,852

		16,965,181

Pharmaceuticals – 2.8%
Eli Lilly & Co.	32,916	7,605,242
Johnson & Johnson	114,242	18,450,083
Merck & Co., Inc.	93,706	7,038,257
Pfizer, Inc.	210,369	9,047,971

		42,141,553

		115,691,812

Consumer Discretionary – 6.9%
Hotels, Restaurants & Leisure – 1.1%
Booking Holdings, Inc.(a)	2,019	4,792,844
McDonald’s Corp.	45,192	10,896,243

		15,689,087

Internet & Direct Marketing Retail – 2.2%
Amazon.com, Inc.(a)	8,761	28,780,235
eBay, Inc.	58,131	4,049,987

		32,830,222

Multiline Retail – 0.7%
Dollar General Corp.	21,107	4,477,639
Target Corp.	27,902	6,383,141

		10,860,780

Specialty Retail – 2.4%
Home Depot, Inc. (The)	48,259	15,841,499
Lowe’s Cos., Inc.	56,025	11,365,232
Ross Stores, Inc.	69,087	7,520,120

		34,726,851

Textiles, Apparel & Luxury Goods – 0.5%
NIKE, Inc. - Class B	44,801	6,506,449

Company	Shares	U.S. $ Value

PLBY Group, Inc.(a)	44,388	$1,046,225

		7,552,674

		101,659,614

Consumer Staples – 6.2%
Beverages – 1.1%
PepsiCo, Inc.	108,348	16,296,623

Food & Staples Retailing – 2.4%
Albertsons Cos., Inc.(d)	232,474	7,236,916
Costco Wholesale Corp.	8,495	3,817,228
Kroger Co. (The)	185,896	7,515,775
Walmart, Inc.	124,217	17,313,366

		35,883,285

Food Products – 0.4%
General Mills, Inc.	105,274	6,297,491

Household Products – 1.6%
Procter & Gamble Co. (The)	169,249	23,661,010

Personal Products – 0.5%
Estee Lauder Cos., Inc. (The) - Class A	13,596	4,077,848
Honest Co., Inc. (The)(a)	43,898	455,661
Olaplex Holdings, Inc.	75,976	1,861,412

		6,394,921

Tobacco – 0.2%
Philip Morris International, Inc.	27,776	2,632,887

		91,166,217

Energy – 3.1%
Energy Equipment & Services – 0.3%
Schlumberger NV	140,076	4,151,852

Oil, Gas & Consumable Fuels – 2.8%
Chevron Corp.	91,898	9,323,052
EOG Resources, Inc.	153,319	12,306,915
Exxon Mobil Corp.	180,801	10,634,715
Pioneer Natural Resources Co.	55,017	9,160,881

		41,425,563

		45,577,415

Utilities – 0.5%
Electric Utilities – 0.5%
NextEra Energy, Inc.	91,014	7,146,419

Diversified – 0.4%
Special Purpose Acquisition Company – 0.4%
HealthCor Catalio Acquisition Corp.(a)	601,605	5,955,889

Real Estate – 0.2%
Equity Real Estate Investment Trusts (REITs) – 0.2%
SBA Communications Corp.	11,631	3,844,859

Company	Shares		U.S. $ Value

Materials – 0.0%
Containers & Packaging – 0.0%
Berry Global Group, Inc.(a)		5,716	$347,990

Total Common Stocks (cost $940,606,188)			1,000,129,956

WARRANTS – 0.0%
Financials – 0.0%
Diversified Financial Services – 0.0%
Pershing Square Tontine Holdings Ltd., expiring 07/24/2021(a) (cost $52,400)		9,228	11,904

SHORT-TERM INVESTMENTS – 32.1%
Investment Companies – 31.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $467,383,581)		467,383,581	467,383,581

	Principal Amount (000)

U.S. Treasury Bills – 0.5%
U.S. Treasury Bill Zero Coupon, 11/12/2021 (cost $6,999,588)	U.S.$	7,000	6,999,592

Total Short-Term Investments (cost $474,383,169)			474,383,173

Total Investments Before Securities Lending Collateral – 99.9% (cost $1,415,041,757)			1,474,525,033

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.01%(e) (f) (g) (cost $7,537,380)		7,537,380	7,537,380

Total Investments Before Securities Sold Short – 100.4% (cost $1,422,579,137)(h)			1,482,062,413

SECURITIES SOLD SHORT – (0.1)%
COMMON STOCKS – (0.1)%
Real Estate – (0.1)%
Equity Real Estate Investment Trusts (REITs) – (0.1)%
Acadia Realty Trust		(10,167)	(207,508)
Agree Realty Corp.		(1,921)	(127,228)
Chatham Lodging Trust(a)		(15,712)	(192,472)
Regency Centers Corp.		(3,405)	(229,259)

			(756,467)

Company	Shares	U.S. $ Value

Consumer Discretionary – 0.0%
Hotels, Restaurants & Leisure – 0.0%
DraftKings, Inc.(a)	(9,987)	$(480,974)

Health Care – 0.0%
Health Care Equipment & Supplies – 0.0%
Stryker Corp.	(535)	(141,091)

Health Care Providers & Services – 0.0%
Laboratory Corp. of America Holdings(a)	(657)	(184,906)

		(325,997)

Financials – 0.0%
Banks – 0.0%
HSBC Holdings PLC	(15,163)	(79,506)

Insurance – 0.0%
Lemonade, Inc.(a)	(1,994)	(133,618)

		(213,124)

Communication Services – 0.0%
Entertainment – 0.0%
AMC Entertainment Holdings, Inc. - Class A(a)	(4,135)	(157,378)

Industrials – 0.0%
Machinery – 0.0%
Snap-on, Inc.	(535)	(111,788)

Total Securities Sold Short (proceeds $1,813,584)		(2,045,728)

Total Investments, Net of Securities Sold Short – 100.2% (cost $1,420,765,553)(h)		1,480,016,685
Other assets less liabilities – (0.2)%		(3,296,470)

Net Assets – 100.0%		$1,476,720,215

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	171	December 2021	$36,745,763	$1,757,184

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents entire or partial securities out on loan.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	The rate shown represents the 7-day yield as of period end.

(h)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $77,443,309 and gross unrealized depreciation of investments was $(16,434,993), resulting in net unrealized appreciation of $61,008,316.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$218,184,239	$—	$974,942	$219,159,181
Financials	154,854,046	—	—	154,854,046
Industrials	128,037,973	—	—	128,037,973
Communication Services	111,857,924	—	14,830,617	126,688,541
Health Care	115,691,812	—	—	115,691,812
Consumer Discretionary	101,659,614	—	—	101,659,614
Consumer Staples	91,166,217	—	—	91,166,217
Energy	45,577,415	—	—	45,577,415
Utilities	7,146,419	—	—	7,146,419
Diversified	5,955,889	—	—	5,955,889
Real Estate	3,844,859	—	—	3,844,859
Materials	347,990	—	—	347,990
Warrants	11,904	—	—	11,904
Short-Term Investments:
Investment Companies	467,383,581	—	—	467,383,581
U.S. Treasury Bills	—	6,999,592	—	6,999,592
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,537,380	—	—	7,537,380
Liabilities:
Common Stocks:
Real Estate	(756,467)	—	—	(756,467)
Consumer Discretionary	(480,974)	—	—	(480,974)
Health Care	(325,997)	—	—	(325,997)
Financials	(133,618)	(79,506)	—	(213,124)
Communication Services	(157,378)	—	—	(157,378)
Industrials	(111,788)	—	—	(111,788)

Total Investments in Securities	1,457,291,040	6,920,086	15,805,559	1,480,016,685
Other Financial Instruments(a):
Assets:
Futures	1,757,184	—	—	1,757,184
Liabilities	—	—	—	—

Total	$1,459,048,224	$6,920,086	$15,805,559	$1,481,773,869

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks	Total
Balance as of 06/30/2021	$15,817,612	$15,817,612
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(12,053)	(12,053)
Purchases	—	—
Sales/Paydowns	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 09/30/2021	$15,805,559	$15,805,559

Net change in unrealized appreciation/depreciation from investments held as of 09/30/2021	$(12,053)	$(12,053)

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at September 30, 2021.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at	Valuation	Unobservable
	09/30/2021	Technique	Input	Input
Common Stocks	$974,942	Market Approach	EBITDA* Projection	$2,602mm - $3,934mm
			EBITDA* Multiples	22.8X – 37.0X
	$14,830,617	Market Approach	EBITDA* Projection	$1,025mm - $1,736mm
			EBITDA* Multiples	12.5X – 24.5X

$15,805,559

*	Earnings before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in collateral value and EBITDA projections/multiples in isolation would be expected to result in a significant higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2021 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	06/30/2021	at Cost	Proceeds	09/30/2021	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$408,365	$123,851	$64,830	$467,384	$11
Government Money Market Portfolio*	5,144	17,850	15,457	7,537	0	**
Total	$413,509	$141,701	$80,287	$474,921	$11

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.